February 27, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Trustees’ Equity Fund (the “Trust”) File No. 2-65955-99

Commissioners:

Enclosed is the 72nd Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to register Vanguard Alternative Strategies Fund, a new series of the above-referenced Trust.

Pursuant to the requirements of Rule 485(a)(2), we have designated an effective date of
May 28, 2015, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at (610) 669-4294 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Michael J. Drayo
Senior Counsel

The Vanguard Group, Inc.

Enclosures

cc:	Asen Parachkevov
U.S. Securities and Exchange Commission